Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.60%
Apparel, Accessories & Luxury Goods–6.68%
Hermes International S.C.A. (France)	15,214	$32,096,353
Moncler S.p.A. (Italy)	79,048	4,862,774
		36,959,127
Application Software–6.04%
Nice Ltd., ADR (Israel)(b)	74,824	15,570,874
Salesforce, Inc.(b)	63,409	17,823,636
		33,394,510
Biotechnology–1.09%
BeiGene Ltd., ADR (China)(b)	40,578	6,014,877
Broadline Retail–7.98%
Amazon.com, Inc.(b)	250,208	38,832,282
JD.com, Inc., ADR (China)	234,402	5,285,765
		44,118,047
Financial Exchanges & Data–1.85%
S&P Global, Inc.	22,773	10,210,274
Health Care Equipment–8.60%
Boston Scientific Corp.(b)	32,461	2,053,483
Edwards Lifesciences Corp.(b)	145,104	11,386,311
IDEXX Laboratories, Inc.(b)	30,747	15,837,165
Stryker Corp.	54,461	18,270,576
		47,547,535
Hotels, Resorts & Cruise Lines–5.04%
Airbnb, Inc., Class A(b)	70,940	10,225,291
Amadeus IT Group S.A. (Spain)	252,157	17,671,256
		27,896,547
Industrial Gases–0.61%
Linde PLC	8,285	3,354,016
Interactive Media & Services–21.50%
Alphabet, Inc., Class A(b)	251,511	35,236,691
Meta Platforms, Inc., Class A(b)	175,572	68,497,660
Tencent Holdings Ltd. (China)	437,000	15,168,838
		118,903,189
Life Sciences Tools & Services–7.11%
Illumina, Inc.(b)	61,624	8,812,848
Lonza Group AG (Switzerland)(b)	21,285	10,406,358
Thermo Fisher Scientific, Inc.	37,261	20,082,934
		39,302,140
Movies & Entertainment–0.95%
Netflix, Inc.(b)	9,334	5,265,403
Shares		Value
Passenger Ground Transportation–4.60%
Uber Technologies, Inc.(b)	389,706	$25,436,111
Pharmaceuticals–5.17%
Novo Nordisk A/S, Class B (Denmark)	250,281	28,608,216
Semiconductor Materials & Equipment–3.23%
ASML Holding N.V. (Netherlands)	17,243	14,959,818
BE Semiconductor Industries N.V. (Netherlands)	19,264	2,894,961
		17,854,779
Semiconductors–2.54%
Infineon Technologies AG (Germany)	91,086	3,320,715
Marvell Technology, Inc.	110,972	7,512,804
NXP Semiconductors N.V. (China)	15,313	3,224,459
		14,057,978
Specialty Chemicals–0.60%
Symrise AG (Germany)	32,259	3,328,281
Systems Software–7.85%
CrowdStrike Holdings, Inc., Class A(b)	58,111	16,997,467
Microsoft Corp.	13,786	5,481,038
ServiceNow, Inc.(b)	27,347	20,931,394
		43,409,899
Transaction & Payment Processing Services–8.16%
Adyen N.V. (Netherlands)(b)(c)	4,426	5,551,030
Mastercard, Inc., Class A	60,574	27,211,658
Visa, Inc., Class A	45,362	12,395,620
		45,158,308
Total Common Stocks & Other Equity Interests (Cost $305,998,154)		550,819,237
Money Market Funds–0.40%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	777,864	777,864
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	555,253	555,587
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	888,987	888,987
Total Money Market Funds (Cost $2,222,438)		2,222,438
TOTAL INVESTMENTS IN SECURITIES–100.00% (Cost $308,220,592)		553,041,675
OTHER ASSETS LESS LIABILITIES—0.00%		1,523
NET ASSETS–100.00%		$553,043,198

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,046,863	$6,463,157	$(6,732,156)	$-	$-	$777,864	$9,964
Invesco Liquid Assets Portfolio, Institutional Class	747,833	4,616,541	(4,809,095)	(151)	459	555,587	7,351
Invesco Treasury Portfolio, Institutional Class	1,196,415	7,386,464	(7,693,892)	-	-	888,987	11,374
Total	$2,991,111	$18,466,162	$(19,235,143)	$(151)	$459	$2,222,438	$28,689

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$411,950,637	$138,868,600	$—	$550,819,237
Money Market Funds	2,222,438	—	—	2,222,438
Total Investments	$414,173,075	$138,868,600	$—	$553,041,675
Invesco Global Focus Fund